Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreclosed Assets [Abstract]
Net loss (gain) on sales	$ 7	$ (4)
Operating expenses, net of rental income	11	69
Foreclosed assets, net	$ 18	$ 65